FINANCIAL INSTRUMENTS - Disclosure of detailed information about Credit risk (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	$ 972,680	$ 1,240,625
Current [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	748,493	644,713
1 - 60 days [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	211,896	537,080
61 days and over [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable, excluding goods and services tax receivable	$ 12,291	$ 58,832